Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations
Discontinued Operations

6.Discontinued Operations

On December 2, 2024, the Company and Intas entered into the UDENYCA Purchase Agreement. On April 11, 2025, the Company completed the divestiture of the UDENYCA Business to Intas for upfront, all cash consideration $483.4 million, inclusive of $118.4 million for UDENYCA product inventory. In the second quarter of 2025, the Company recognized a net gain on the UDENYCA Sale of $339.1 million, which included the cash receipts less net assets transferred to Accord or otherwise derecognized and transaction expenses of $9.9 million. In addition, the Company is also eligible to receive two additional Earnout Payments of $37.5 million each. The first such payment is payable by Intas to the Company if Net Sales of UDENYCA for four consecutive fiscal quarters from July 1, 2025 through September 30, 2026 are equal to or greater than $300 million, and the second such payment is payable by Intas to the Company if Net Sales of UDENYCA for four consecutive fiscal quarters from July 1, 2025 through March 31, 2027 are equal to or greater than $350 million.

On June 26, 2024, the Company completed the sale of its YUSIMRY immunology franchise which comprised certain assets, including certain YUSIMRY intellectual property, contracts, YUSIMRY inventory, and all activities related to research and development of YUSIMRY for upfront cash consideration of $40.0 million and assumed certain liabilities, including $17.0 million of inventory purchase commitments.

During 2024, the Company recognized a net gain on the YUSIMRY Sale of $22.8 million, which included the cash receipts of $40.0 million less net assets transferred to HKF or otherwise derecognized and transaction costs of $1.0 million.

On March 1, 2024, the Company completed the sale of its CIMERLI ophthalmology franchise through the sale of its subsidiary, Coherus Ophthalmology, to Sandoz for upfront, all-cash consideration of $170.0 million plus an additional $17.8 million for CIMERLI product inventory and prepaid manufacturing assets. During 2024, the Company recognized a net gain on the CIMERLI Sale of $153.8 million, which included the cash receipts of $187.8 million less assets transferred to Sandoz, assets derecognized, transaction costs of $7.2 million, and other related employee transition expenses. As of December 31, 2024, unpaid commitments for retention bonuses totaled $4.7 million.

The UDENYCA Sale represented the last and most significant divestiture of the Company’s biosimilar businesses, which comprised the UDENYCA, YUSIMRY and CIMERLI franchises; therefore, the strategic shift criteria had been met. Accordingly, for all periods presented, the results of the discontinued operations have been reported as a separate component of income on the consolidated statements of operations, and the assets and liabilities of the discontinued operations have been presented separately in the consolidated balance sheets.

During the second quarter of 2025, the Company used a portion of the proceeds of the UDENYCA Sale to repay substantially all of the outstanding 2026 Convertible Notes and to buy out the right to receive royalties on net sales of UDENYCA in accordance with the Revenue Purchase and Sale Agreement. Accordingly, the interest expense associated with these arrangements have been presented within discontinued operations. Interest expense related to $175.0 million of the $250.0 million aggregate principal 2027 Term Loans, was required to be repaid in April 2024 in connection with the CIMERLI Sale and has also been presented within discontinued operations.

The following table presents a reconciliation of discontinued operations for the periods presented:

	Year Ended December 31,
(in thousands)	2024	2023
Net revenue	$240,571	$256,026
Costs and expenses:
Cost of goods sold	108,826	158,554
Research and development	1,503	13,326
Selling, general and administrative	42,256	71,557
Total costs and expenses	152,585	243,437
Income from operations	87,986	12,589
Interest expense	(16,424)	(29,463)
Other income (expense), net	(4,250)	744
Gain (loss) on Sale Transactions, net	176,589	—
Net income (loss) from discontinued operations before income taxes	243,901	(16,130)
Income tax provision	—	—
Net income (loss) from discontinued operations, net of tax	$243,901	$(16,130)

Net revenue from discontinued operations by product was as follows:

	Year Ended December 31,
(in thousands)	2024	2023
UDENYCA	$205,951	$127,064
CIMERLI	27,079	125,388
YUSIMRY	7,541	3,574
Total net revenue from discontinued operations	$240,571	$256,026

Assets and liabilities of discontinued operations, all of which were derecognized in connection with the respective Sale Transactions, were as follows:

	At December 31,
(in thousands)	2024	2023
Assets of Discontinued Operations
Inventory	$65,887	$60,511
Prepaid manufacturing	4,983	12,627
Other prepaids and current assets	1,310	3,961
Total assets of discontinued operations, current	72,180	77,099
Property and equipment, net	261	—
Inventory, non-current	43,776	67,033
Intangible assets, net	—	4,065
Other assets, non-current	206	605
Total assets of discontinued operations, non-current	44,243	71,703
Total assets of discontinued operations	$116,423	$148,802
Liabilities of discontinued operations
Accrued and other current liabilities, current	$—	$11,480
Total liabilities of discontinued operations, current	—	11,480
Other liabilities - non-current	—	9,000
Total liabilities of discontinued operations, non-current	—	9,000
Total liabilities of discontinued operations	$—	$20,480

During 2024, the Company recorded $14.1 million in charges for the write-down of UDENYCA inventory that did not meet acceptance criteria. Inventory as of December 31, 2023 included $16.4 million related to the CIMERLI ophthalmology franchise and $17.0 million related to the YUSIMRY immunology franchise. During the year ended December 31, 2023, the Company recorded a $47.0 million charge for the write-down of slow moving YUSIMRY inventory, which included the recognition of $20.5 million in certain firm purchase commitments in cost of goods sold in the consolidated statements of operations. Of this charge, $11.5 million was reflected in liabilities of discontinued operations, current and $9.0 million in liabilities of discontinued operations, non-current in the consolidated balance sheets as of December 31, 2023. Liabilities for firm inventory purchase commitments related to YUSIMRY were derecognized upon the YUSIMRY Sale.

The following table presents the balance sheet classifications of assets and liabilities that were related to discontinued operations but did not transfer to any of the buyers in the Sale Transactions, and thus were not classified as discontinued operations:

	At December 31,
(in thousands)	2024	2023
Assets
Trade receivables, net	$102,365	$259,881
Liabilities
Accrued rebates, fees and reserves, current	$163,771	$169,589
Other liabilities, non-current	$—	$1,287
Liabilities to be paid in connection with the Sale Transactions
Accrued and other current liabilities	$14,816	$728
Other liabilities, non-current	$15,667	$—
Term loan, non-current (Note 9)	$—	$172,537
Convertible notes (Note 9)	$228,229	$226,888

Cash flows from continuing operations and discontinued operations have been presented together in the consolidated statements of cash flows. During the year ended December 31, 2024, operating cash flows of discontinued operations were primarily related to the adjustment for the net gain on the YUSIMRY Sale and CIMERLI Sale of $176.6 million, a net decrease in inventory of $17.9 million, net decrease in prepaid manufacturing of $7.6 million and non-cash adjustments related to inventory write-downs of $14.1 million and a $4.3 million change in fair value of the Royalty Fee Derivative Liability related to UDENYCA. During the year ended December 31, 2023, operating cash flows of discontinued operations were primarily related to an increase in inventory of $12.5 million offset by non-cash adjustments related to inventory write-downs, net of $52.6 million.

In connection with the Sale Transactions, the Company entered into separate TSAs with each of the buyers pursuant to which the Company is providing certain business support services including billings, collections, and the remittance of rebates, to ensure business continuity for patients and customers for specified periods. Under each of the TSAs, the Company is entitled to be reimbursed for its costs. For the year ended December 31, 2024, the Company has recorded income of $1.7 million and $0.8 million for the CIMERLI TSA and YUSIMRY TSA, respectively, in other income (expense), net in the consolidated statements of operations.